Schedule of Restatement of Prior Period Information (Details)			12 Months Ended
	Aug. 01, 2019 USD ($) $ / shares shares	Aug. 01, 2019 CAD ($) shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 CAD ($) $ / shares shares	Aug. 01, 2019 USD ($) shares	Aug. 01, 2019 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($)	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 CAD ($)	Jul. 31, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 157,034		$ 57,268,685		$ 21,249		$ 157,034			$ 26,104	$ 192,916
Amounts receivable	2,816		12,574		22,515		2,816			27,660	3,459
Prepaid expenses	8,683		516,891		217,699		8,683			267,444	10,667
Total current assets	168,533		57,798,150		261,463		168,533			321,208	207,042
Investments	2		2		2		2			2	2
Intellectual property	276,121		245,610		260,866		276,121			320,474	339,215
Total Assets	444,656		58,043,762		522,331		444,656			641,684	546,259
Accounts payable and accrued liabilities	810,795		556,795		3,714,012		810,795			4,562,856	996,172
Short term loans	322,526				249,799		322,526			306,878	396,224
Total current liabilities	1,133,321		556,795		3,963,811		1,133,321			4,869,734	1,392,396
Government grants			25,986		155,940					191,572
Total long term liabilities			225,444		155,940					191,572
Share capital	11,112,255		54,782,633		12,263,858		11,112,255			15,065,961	13,651,217
Share-based payment reserve	709,798		2,178,130		597,551		709,798			739,193	877,089
Warrant reserve	2,336,540		16,193,475		1,849,335		2,336,540			2,271,910	2,870,442
Accumulated other comprehensive profit (loss)	(101,176)		(138,684)		(138,684)		(101,176)			(170,374)	(124,295)
Deficit	(14,746,082)		(15,754,031)		(18,169,480)		(14,746,082)			(22,326,312)	(18,120,590)
Total shareholders' deficit	(688,665)		57,261,523		(3,597,420)		(688,665)		$ (688,665)	(4,419,622)	(846,137)	$ 1,002,202
Total liabilities and shareholders' deficit	444,656		58,043,762		522,331		$ 444,656			$ 641,684	$ 546,259
Research and development costs	4,002,676				2,425,838	$ 2,980,144		$ 4,917,287
General and administration costs	1,013,000		3,689,776		1,511,915	1,857,465		1,244,471
Share-based compensation	49,317	$ 60,586	1,968,226		1,686	2,071		60,586
Total Expenses	5,064,993				3,939,439	4,839,680		6,222,344
Operating Loss	(5,064,993)		(6,973,498)		(3,939,439)	(4,839,680)		(6,222,344)
Interest income	9,771		3,149					12,004
Interest expense	(25,492)	(31,317)	(46,095)		(29,480)	(36,216)
Change in fair value of convertible debt	342,357				(64,385)	(79,119)		420,585
Gain from government grant			3,691		23,284	28,604
Foreign exchange Income loss	25,568		(2,177,791)		(14,516)	(17,810)		31,410
Non Operating Expenses	352,204		6,545,164		(85,097)	(104,541)		432,682
Net loss for the year/period	(4,712,789)	$ (5,789,662)	(428,334)		(4,024,536)	(4,944,221)		(5,789,662)	$ (4,712,789)
Foreign currency translation adjustment	(15,288)				(37,508)	(46,079)		(18,781)
Comprehensive Loss for the Period	$ (4,728,077)		$ (428,334)		$ (4,062,044)	$ (4,990,300)		$ (5,808,443)
Basic and Fully Diluted Loss Per Share | (per share)	$ (8.13)		$ (0.09)		$ (5.64)	$ (6.99)		$ (10.02)
Weighted Average Number Of Shares Outstanding | shares	579,664	579,664	4,519,579	4,519,579	713,889	713,889	579,664	579,664
Depreciation and amortization	$ 15,257	$ 18,743			$ 15,255	$ 18,741
Accrued interest expense					29,480	36,216
Gain from government grant			$ (3,691)		(23,284)	(28,604)
Change in fair value of convertible loan	(342,357)	(420,585)			64,385	79,119
Amounts receivable	12,630	15,516	9,941		(22,515)	(24,201)
Prepaid expenses	111,573	137,067	(100,984)		(217,760)	(256,777)
Security deposits	140,806	172,980
Accounts payable and accrued liabilities	578,319	710,460	(2,165,829)		2,911,388	3,562,494
Net cash from operating activities	(4,147,244)	(5,094,895)	(7,747,651)		(1,265,901)	(1,555,162)
Change in short-term investments	1,091,609	1,341,043
Net cash from investing activities	1,091,609	1,341,043
Proceeds on private placement	2,420,286	2,973,324	24,695,195		1,151,601	1,414,744
Proceeds from exercise of warrants	113,960	140,000	13,705,685
Repayment of unsecured convertible loan					(388,733)	(477,559)
Short-term loans	(95,678)	(117,540)			411,199	505,159
Net cash from financing activities	2,438,568	2,995,784	64,995,087		1,174,067	1,442,344
Increase (Decrease) in cash and cash equivalents	(617,067)	(758,068)	57,247,436		(91,834)	(112,818)
Effect of changes in foreign exchange rates	10,204	12,536			(43,951)	(53,994)
Cash and cash equivalents, beginning of period	763,897	938,448	21,249		157,034	192,916
Cash, beginning of the year	763,897		21,249	$ 26,104	157,034	192,916
Cash and cash equivalents, end of period	157,034	192,916			21,249		$ 157,034	192,916
Cash, end of the year	157,034	$ 192,916	57,268,685		21,249	$ 26,104	157,034	$ 192,916
Foreign Currency Translation [Member]
IfrsStatementLineItems [Line Items]
Cash	(35,882)				(4,855)		(35,882)
Amounts receivable	(643)				(5,145)		(643)
Prepaid expenses	(1,984)				(49,745)		(1,984)
Total current assets	(38,509)				(59,745)		(38,509)
Investments
Intellectual property	(63,094)				(59,608)		(63,094)
Total Assets	(101,603)				(119,353)		(101,603)
Accounts payable and accrued liabilities	(185,377)				(848,844)		(185,377)
Short term loans	(73,698)				(57,079)		(73,698)
Total current liabilities	(259,075)				(905,923)		(259,075)
Government grants					(35,632)
Total long term liabilities					(35,632)
Share capital	(2,538,962)				(2,802,103)		(2,538,962)
Share-based payment reserve	(167,291)				(141,642)		(167,291)
Warrant reserve	(533,902)				(422,575)		(533,902)
Accumulated other comprehensive profit (loss)	23,119				31,690		23,119
Deficit	3,374,509				4,156,832		3,374,509
Total shareholders' deficit	157,472				822,202		157,472
Total liabilities and shareholders' deficit	(101,603)				(119,353)		(101,603)
Research and development costs	(914,611)				(554,306)
General and administration costs	(231,471)				(345,550)
Share-based compensation	(11,269)				(385)
Total Expenses	(1,157,351)				(900,241)
Operating Loss	1,157,351				900,241
Interest income	(2,233)
Interest expense	5,825				6,736
Change in fair value of convertible debt	(78,228)				14,734
Gain from government grant					(5,320)
Foreign exchange Income loss	(5,842)				3,294
Non Operating Expenses	(80,478)				19,444
Net loss for the year/period	1,076,873				919,685
Foreign currency translation adjustment	3,493				8,571
Comprehensive Loss for the Period	$ 1,080,366				$ 928,256
Basic and Fully Diluted Loss Per Share | $ / shares	$ 1.89				$ 1.35
Weighted Average Number Of Shares Outstanding | shares
Depreciation and amortization	$ (3,486)				$ (3,486)
Accrued interest expense					(6,736)
Gain from government grant					5,320
Change in fair value of convertible loan	78,228				(14,734)
Amounts receivable	(2,886)				1,686
Prepaid expenses	(25,494)				39,017
Security deposits	(32,174)
Accounts payable and accrued liabilities	(132,141)				(651,106)
Net cash from operating activities	947,651				289,261
Change in short-term investments	(249,434)
Net cash from investing activities	(249,434)
Proceeds on private placement	(553,038)				(263,142)
Proceeds from exercise of warrants	(26,040)
Repayment of unsecured convertible loan					88,826
Short-term loans	21,862				(93,960)
Net cash from financing activities	(557,216)				(268,276)
Increase (Decrease) in cash and cash equivalents	141,001				20,984
Effect of changes in foreign exchange rates	(2,332)				10,043
Cash and cash equivalents, beginning of period	(174,551)		(4,855)		(35,882)
Cash, beginning of the year			$ (4,855)		(35,882)
Cash and cash equivalents, end of period	(35,882)				(4,855)		(35,882)
Cash, end of the year	$ (35,882)				$ (4,855)		$ (35,882)